Shareholder Report, Average Annual Return (Details) 195069_Column Mid Cap Fund_TF_TSR Annual {TF}	12 Months Ended	33 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Column Mid Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Column Mid Cap Fund
Average Annual Return, Percent	14.32%	13.86%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	22.08%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Average Annual Return, Percent	17.94%	17.79%